Right-of-Use Assets and Lease Liabilities - Schedule of Balance Sheet Information Related to Operating Leases (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Balance Sheet Information Related to Operating Leases [Abstract]
Operating lease right-of-use assets	$ 6,960,066	$ 896,027	$ 5,022,022
Current operating lease obligation	2,270,289	292,273	3,928,046
Non-current operating lease obligation	4,689,777	603,754	1,093,976
Total operating lease obligation	$ 6,960,066	$ 896,027	$ 5,022,022